Property, plant and equipment (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning Balance	€ 18,111
Ending Balance	28,267	€ 18,111
Net book value	28,267	18,111	€ 6
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Net book value	26,261	17,161	6
Office equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	645	157
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book value	1,361	793
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	18,457	6
Additions during the year	10,567	18,451
Ending Balance	29,024	18,457
Gross carrying amount [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	17,161	6
Additions during the year	9,100	17,155
Ending Balance	26,261	17,161
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	185
Additions during the year	574	185
Ending Balance	759	185
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,111
Additions during the year	893	1,111
Ending Balance	2,004	1,111
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(346)
Ending Balance	(757)	(346)
Charge for year	(411)	(346)
Accumulated impairment [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Ending Balance
Charge for year
Accumulated impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(28)
Ending Balance	(114)	(28)
Charge for year	(86)	(28)
Accumulated impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(318)
Ending Balance	(643)	(318)
Charge for year	€ (325)	€ (318)